Intangible assets (Tables)	3 Months Ended
Mar. 31, 2026
Intangible Assets
Schedule of intangible assets

Data library

Balance at December 31, 2025	$1,123

Additions	188
Amortization	(92)

Balance at March 31, 2026	$1,219

Data library

Cost	2,534

Accumulated amortization	(1,411)

Balance at December 31, 2025	$1,123

Cost	2,722

Accumulated amortization	(1,503)

Balance at March 31, 2026	$1,219